Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	COMMITTED CAPITAL ACQUISITION Corp
Entity Central Index Key	0001399520
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company